Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Current assets:
Cash and cash equivalents	$ 609,809	$ 145,491	$ 72,753
Restricted cash	400	400	400
Short-term investments			47,037
Accounts receivable, net of allowance	34,932	35,075	38,488
Inventories	28,868	33,592	25,419
Prepaid expenses and other current assets	19,906	12,074	7,221
Total current assets	693,915	226,632	191,318
Property and equipment, net	31,211	29,988	27,941
Operating lease right-of-use assets	21,750	21,817	10,269
Goodwill	1,215	1,215	1,215
Other assets	4,980	10,468	3,448
Total assets	753,071	290,120	234,191
Current liabilities:
Accounts payable	18,103	19,784	19,631
Accrued and other current liabilities	42,930	47,162	37,659
Deferred revenue	43,864	40,934	39,408
Debt, current		10,208
Total current liabilities	104,897	118,088	96,698
Deferred revenue, noncurrent	53,763	48,896	33,266
Debt, noncurrent		24,686	34,261
Operating lease liabilities	22,866	22,459	8,230
Common stock warrant liabilities	86,209
Redeemable convertible preferred stock warrant liability		75,843	2,718
Other long-term liabilities	996	972	798
Total liabilities	268,731	290,944	175,971
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock		615,697	520,241
Stockholders' equity (deficit):
Common stock	31	2	1
Preferred stock
Additional paid-incapital	1,081,272	62,736	20,331
Accumulated other comprehensive income	162	155	37
Accumulated deficit	(597,125)	(679,414)	(482,390)
Total stockholders' equity (deficit)	484,340	(616,521)	(462,021)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 753,071	$ 290,120	$ 234,191